Consolidated Statements of Cash Flows - Unaudited (USD $) In Thousands	6 Months Ended		8 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2010	May 21, 2009 BankUnited, FSB and Subsidiaries	Sep. 30, 2008 BankUnited, FSB and Subsidiaries
Cash flows from operating activities:
Net income (loss)	$ (23,665)	$ 111,883	$ 119,046	$ 184,735	$ (1,233,297)	$ (858,385)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Accretion of fair values of assets acquired and liabilities assumed	(226,294)	(221,821)	(378,533)	(443,012)
Amortization of fees, discounts and premiums, net	(4,203)	(18,423)	(19,107)	(31,611)	10,886	53,930
Amortization of mortgage servicing rights					1,596	5,391
Impairment of mortgage servicing rights					24,999	3,043
Provision for loan losses	8,564	26,091	22,621	51,407	919,139	856,374
Provision for recourse liability on loans sold					0	12,400
Negative amortization of option adjustable rate mortgage payment loans					(28,198)	(161,664)
Other-than-temporary impairment on investment securities					68,609	142,035
Accretion of discount on FDIC indemnification asset	(34,443)	(91,160)	(149,544)	(134,703)
Income from resolution of covered assets, net	(2,366)	(94,990)	(120,954)	(121,462)
Net (gain) loss on indemnification asset	(37,634)	49,985	21,761	(17,736)
Net gain (loss) on sale of loans	(252)	0	47,078	76,310	(113)	3,857
Net gain on sale of loans held for sale					(83)	(6,473)
Settlement with the FDIC			0	(24,055)
Increase in cash surrender value of bank owned life insurance	(2,036)	(2,366)	(3,219)	(5,259)	(2,155)	(4,856)
Gain (loss) on sale or exchange of investment securities available for sale	(103)	2,810	337	998	(39)	414
Income from life insurance proceeds			0	(544)
(Gain) loss on sale of other real estate owned	24,474	(3,167)	807	2,174	22,211	8,784
Loss on disposal of premises and equipment	11	316	0	316
Stock-based compensation	126,195	532	210	1,301
Change in fair value of equity instruments classified as liabilities	0	13,843	10,497	58,002
Depreciation and amortization	3,108	1,131	1,201	3,399	7,791	15,330
Impairment of other real estate owned	17,786	5,901	21,055	16,131	38,742	22,749
Deferred tax expense (benefit)	35,801	20,729	(2,325)	24,088	50,306	(78,486)
Gain on extinguishment of debt			(31,303)	0
Loss on FDIC receivable			69,444	0
Proceeds from sale of loans held for sale	14,536	0	0	3,849	45,140	1,160,121
Loans originated for sale, net of repayments	(12,777)	0	0	(6,459)	(35,795)	(999,505)
Realized tax benefits from equity based compensation	(200)	0
Other:
Increase (decrease) in other assets	(7,112)	(24,858)	(20,675)	(3,523)	510	(117,503)
(Decrease) increase in other liabilities	(2,385)	(84,349)	67,111	(82,087)	25,405	19,505
Net cash used in operating activities	(122,995)	(307,913)	(344,492)	(447,741)	(84,346)	77,061
Cash flows from investing activities:
Net cash (paid) acquired in business combinations			1,160,321	(50,489)
Cash received from FDIC related to business combination			2,274,206	0
Increase (decrease) in due to FDIC	0	196	(9,447)	(89,951)
Purchase of investment securities available for sale	(1,057,582)	(1,328,419)	(1,824,870)	(1,496,002)	(10,427)	(213,414)
Proceeds from repayments of investment securities available for sale	274,668	352,754	177,074	655,517	96,428	270,345
Proceeds from sale of investment securities available for sale	69,347	13,797	9,271	222,014	9,847	124,357
Maturities and calls of investment securities available for sale	0	10,000	0	10,250
Purchases of loans	(157,550)	(23,718)	(37,082)	(74,970)
Loan repayments and resolutions, net of originations	292,729	477,062	563,016	762,085
Proceeds from sale of loans, net			79,635	67,166	7,563	0
Net decrease (increase) in loans held in portfolio					340,767	369,153
Proceeds from redemption of FHLB stock	34,769	0	0	25,926
Purchase of Federal Home Loan Bank stock					(113)	(43,045)
Proceed from repayments of Federal Home Loan Bank stock					19,350	85,859
Decrease in FDIC indemnification asset for claims filed	486,558	466,165	291,508	764,203
Purchase of bank owned life insurance	(12,500)	0	0	(150,000)
Bank owned life insurance proceeds	51,406	0	0	60,226
Purchase of office properties and equipment, net	(17,803)	(9,297)	(4,890)	(27,856)	(828)	(7,221)
Proceeds from sale of other real estate owned	210,624	127,887	176,601	287,358	107,089	63,723
Net cash provided by investing activities	174,666	86,427	2,855,343	965,477	569,676	649,757
Cash flows from financing activities:
Net increase (decrease) in deposits	(334,405)	(183,658)	(587,811)	(481,696)	379,090	871,029
Additions to Federal Home Loan Bank advances	0	605,000	300,000	605,000	50,000	3,045,000
Repayments of Federal Home Loan Bank advances	0	(405,000)	(2,795,112)	(405,000)	(900,000)	(4,000,010)
Capital contribution from parent					0	160,000
Increase (decrease) in securities sold under agreements to repurchase	1,673	(1,366)	1,662	(2,480)	(55,620)	(86,142)
Capital contributions			947,750	2,500
Settlement of FDIC warrant liability	(25,000)	0
Increase (decrease) in advances from borrowers for taxes and insurance	14,210	15,203	(21,125)	(7,501)	(38,861)	(6,232)
Issuance of common stock	98,620	2,000
Dividends paid	(27,998)	0	0	(20,000)	(5)	(2)
Realized tax benefits from equity based compensation	200	0
Exercise of stock options	14	0
Net cash (used in) provided by in financing activities	(272,686)	32,179	(2,154,636)	(309,177)	(565,396)	(16,357)
Net decrease in cash and cash equivalents	(221,015)	(189,307)	356,215	208,559	(80,066)	710,461
Cash and cash equivalents, beginning of period	564,774	356,215	0	356,215	1,223,346	512,885
Cash and cash equivalents, end of period	343,759	166,908	356,215	564,774	1,143,280	1,223,346
Supplemental disclosure of cash flow information:
Interest paid on deposits and borrowings	84,754	116,832	227,421	217,947	317,614	556,783
Income taxes (received) paid	26,831	161,638	0	197,224	(45,712)	0
Supplemental schedule of non-cash investing and financing activities:
Transfers from loans to other real estate owned	205,544	164,463	115,192	401,763	209,694	202,520
Transfers of loans held for sale to portfolio					0	19,919
Transfer of loans from portfolio to loans held for sale					7,459	242
Capital contribution receivable from parent					0	0
Exchange loans for mortgages backed securities					0	776,796
Dividends declared and payable	14,399	0	0	14,000
Restructuring of Federal Home Loan Bank Advances			505,000	0
Unsettled securities trades	112,560	0
Receivable for proceeds of surrender of bank owned life insurance	26,243	0
Rescission of surrender of bank owned life insurance	$ 20,846	$ 0